Prepaid expenses and other receivables (information) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Trade and other receivables [abstract]
Government institutions	$ 97	$ 72
Current tax assets	97	65
Prepaid expenses	51	50
Derivative instruments	48	24
Financial asset at amortized cost	0	66	$ 53
Other	64	64
Total other receivables	$ 357	$ 341